Income taxes (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Income before income tax | $	$ 1,695		$ 563		$ 1,276
Hong Kong
Income before income tax | $	1,695		563		1,276
Computed tax using respective companies' statutory tax rates | $	78		131		158
Tax effect of expenses not deductible for tax purposes | $	(44)		(213)		(405)
Change in valuation allowances | $	(79)		58		349
Under-provision for income taxes in prior years | $	0		0		(12)
Income taxes credit / (expense) at effective tax rate | $	$ (45)		$ (24)		$ 90
ZHEJIANG TIANLAN
Income before income tax		¥ 86,606		¥ 15,398		¥ 12,880
Computed tax using respective companies' statutory tax rates		12,991		2,309		1,932
(Over)-provision for income tax in prior years		591		69		39
Temporary differences		2,931		2,089		401
Tax effect of expenses not deductible for tax purposes		4,472		500		286
Tax effect of special deduction for research and development costs		(3,734)		(5,257)		(3,263)
Tax effect of revenue not subject to tax				3		0
Others				57		15
Income taxes credit / (expense) at effective tax rate		¥ 16,069		¥ (368)		¥ (698)